Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 1.3%
Ansell Ltd.	1,028,582	27,362,933
Canada 4.4%
Alimentation Couche-Tard, Inc., Class B	1,243,657	43,309,208
Cameco Corp.	2,613,283	26,394,158
Yamana Gold, Inc.	4,517,372	25,658,673
Total		95,362,039
China 1.8%
Tencent Holdings Ltd.	569,300	38,452,452
Denmark 0.8%
Novo Nordisk A/S, Class B	244,509	16,940,705
Finland 3.3%
Neste OYJ	198,505	10,453,218
UPM-Kymmene OYJ	1,191,372	36,261,685
Valmet OYJ	983,339	24,256,159
Total		70,971,062
France 6.7%
AtoS(a)	207,879	16,704,347
BNP Paribas SA(a)	484,168	17,514,557
Capgemini SE	335,489	43,041,688
DBV Technologies SA, ADR(a)	445,516	770,743
Eiffage SA(a)	323,637	26,413,536
Sanofi	248,995	24,952,243
Total SE	420,451	14,439,361
Total		143,836,475
Germany 3.4%
Aroundtown SA(a)	3,524,878	17,694,374
Bayer AG, Registered Shares	297,937	18,380,843
Covestro AG	492,533	24,424,733
Duerr AG	425,190	13,008,246
Total		73,508,196
Hong Kong 0.8%
WH Group Ltd.	22,262,000	18,159,269
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.5%
Amarin Corp. PLC, ADR(a)	320,343	1,348,644
Flutter Entertainment PLC(a)	195,705	30,827,751
Total		32,176,395
Israel 1.4%
Bank Hapoalim BM	2,873,322	15,352,039
Bezeq Israeli Telecommunication Corp., Ltd.(a)	13,636,918	15,803,196
Total		31,155,235
Italy 1.5%
Recordati Industria Chimica e Farmaceutica SpA	615,419	31,524,853
Japan 27.8%
Amano Corp.	1,062,600	24,706,851
Bandai Namco Holdings, Inc.	421,400	30,876,008
BayCurrent Consulting, Inc.	228,100	31,816,761
COMSYS Holdings Corp.	1,055,200	29,443,698
CYBERDYNE, Inc.(a)	458,500	2,264,491
Invincible Investment Corp.	51,277	15,316,535
ITOCHU Corp.	1,774,800	45,445,248
JustSystems Corp.	214,700	15,207,326
Kinden Corp.	939,300	16,589,219
Koito Manufacturing Co., Ltd.	509,700	26,007,801
Matsumotokiyoshi Holdings Co., Ltd.	967,000	35,258,647
Meitec Corp.	267,100	13,622,009
Nihon M&A Center, Inc.	369,500	21,138,875
Nippon Telegraph & Telephone Corp.	1,193,600	24,369,347
ORIX Corp.	2,103,700	26,275,783
Round One Corp.	1,881,600	15,109,541
Shionogi & Co., Ltd.	506,500	27,110,033
Ship Healthcare Holdings, Inc.	617,900	30,256,906
Sony Corp.	526,400	40,344,367
Subaru Corp.	956,700	18,572,278
Sumitomo Mitsui Financial Group, Inc.	641,700	17,942,450
Takeda Pharmaceutical Co., Ltd.	1,312,085	46,897,771
Takuma Co., Ltd.	873,400	14,957,029
Uchida Yoko Co., Ltd.	132,800	6,602,177
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ValueCommerce Co., Ltd.	622,000	20,861,133
Total		596,992,284
Netherlands 7.6%
ABN AMRO Bank NV(a)	1,825,644	15,261,507
ASR Nederland NV	871,472	29,310,475
ING Groep NV(a)	2,422,721	17,290,638
Koninklijke Ahold Delhaize NV	1,121,353	33,144,871
Royal Dutch Shell PLC, Class A	2,473,200	31,184,996
Signify NV(a)	996,523	36,858,445
Total		163,050,932
Norway 3.0%
BW LPG Ltd.	1,954,856	8,072,823
SalMar ASA(a)	630,026	35,705,722
Yara International ASA	520,923	20,044,995
Total		63,823,540
Pakistan 0.5%
Lucky Cement Ltd.(a)	1,721,021	6,724,822
Oil & Gas Development Co., Ltd.	5,596,953	3,489,498
Total		10,214,320
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR(a)	1,254,901	14,650,293
Singapore 1.2%
Venture Corp., Ltd.	1,856,500	26,360,468
South Korea 2.7%
Hyundai Home Shopping Network Corp.	194,670	11,881,929
Samsung Electronics Co., Ltd.	656,071	32,570,095
Youngone Corp.	548,923	13,014,418
Total		57,466,442
Spain 2.3%
ACS Actividades de Construccion y Servicios SA	960,339	21,708,146
Endesa SA	748,808	20,029,114
Tecnicas Reunidas SA(a)	669,845	7,162,495
Total		48,899,755
Sweden 2.1%
Granges AB(a)	799,309	7,134,362
Samhallsbyggnadsbolaget i Norden AB	13,020,612	39,258,855
Total		46,393,217
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 4.8%
Landis+Gyr Group AG(a)	253,664	13,812,164
Nestlé SA, Registered Shares	317,074	37,735,624
Roche Holding AG, Genusschein Shares	153,333	52,522,771
Total		104,070,559
Taiwan 3.0%
Fubon Financial Holding Co., Ltd.	19,136,000	27,845,067
Parade Technologies Ltd.	418,000	15,282,106
Tripod Technology Corp.	5,556,000	21,296,221
Total		64,423,394
United Kingdom 8.4%
BP PLC	4,600,387	13,304,226
British American Tobacco PLC	1,130,368	40,547,766
BT Group PLC	9,687,729	12,270,681
Crest Nicholson Holdings PLC(a)	2,469,475	6,291,887
DCC PLC	476,349	36,875,478
GW Pharmaceuticals PLC, ADR(a)	44,883	4,369,360
John Wood Group PLC(a)	2,787,778	7,654,037
Just Group PLC(a)	17,199,895	9,979,629
Legal & General Group PLC	8,547,233	20,850,661
TP ICAP PLC	6,280,011	18,483,175
WPP PLC	1,223,786	9,611,556
Total		180,238,456
United States 6.7%
ACADIA Pharmaceuticals, Inc.(a)	72,364	2,985,015
Aerie Pharmaceuticals, Inc.(a)	337,978	3,978,001
Alexion Pharmaceuticals, Inc.(a)	73,766	8,441,043
Broadcom, Inc.	77,959	28,402,023
Burford Capital Ltd.	2,276,055	18,322,653
Insmed, Inc.(a)	143,877	4,624,207
Liberty Global PLC, Class C(a)	1,438,317	29,535,840
Primo Water Corp.	2,635,787	37,428,175
Quotient Ltd.(a)	1,009,704	5,189,879
Sage Therapeutics, Inc.(a)	87,455	5,345,250
Total		144,252,086
Total Common Stocks (Cost $2,181,183,930)		2,100,285,360

2	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2020 (Unaudited)
Exchange-Traded Equity Funds 1.0%
	Shares	Value ($)
United States 1.0%
iShares MSCI EAFE ETF	338,389	21,538,460
Total Exchange-Traded Equity Funds (Cost $21,599,370)		21,538,460

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 0.136%(b),(c)	14,751,234	14,749,758
Total Money Market Funds (Cost $14,750,687)		14,749,758
Total Investments in Securities (Cost $2,217,533,987)		2,136,573,578
Other Assets & Liabilities, Net		13,377,727
Net Assets		$2,149,951,305
At September 30, 2020, securities and/or cash totaling $260,000 were pledged as collateral.
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
57,401,000 CAD	42,908,872 USD	State Street	11/19/2020	—	(205,882)
1,842,000 EUR	2,160,955 USD	State Street	11/19/2020	—	(885)
24,443,000 GBP	31,098,853 USD	State Street	11/19/2020	—	(448,814)
22,243,000 ILS	6,432,318 USD	State Street	11/19/2020	—	(64,512)
6,098,696,000 JPY	57,850,700 USD	State Street	11/19/2020	—	(7,275)
51,350,333,000 KRW	43,856,562 USD	State Street	11/19/2020	—	(183,999)
201,962,000 NOK	21,282,165 USD	State Street	11/19/2020	—	(371,565)
1,550,732,000 TWD	53,593,641 USD	State Street	11/19/2020	—	(348,155)
42,825,820 USD	60,494,000 AUD	State Street	11/19/2020	508,215	—
36,481,164 USD	33,648,000 CHF	State Street	11/19/2020	100,788	—
10,810,940 USD	68,592,000 DKK	State Street	11/19/2020	290	—
48,258,444 USD	41,343,000 EUR	State Street	11/19/2020	263,247	—
23,461,378 USD	211,391,000 SEK	State Street	11/19/2020	154,172	—
Total				1,026,712	(1,631,087)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	5,494,903	1,092,171,425	(1,082,915,641)	(929)	14,749,758	41,245	56,520	14,751,234
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, September 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2020